Segment Reporting - Schedule of Revenue and Property, Plant and Equipment by Geography (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 30,058	$ 23,198	$ 16,995
Property, plant and equipment, net of depreciation	3,230	782
Europe, Middle East and Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	9,985	6,777	4,255
Property, plant and equipment, net of depreciation	3,230	782
North America
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	16,531	13,609	10,631
Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	3,466	2,745	2,062
Latin America
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 76	$ 67	$ 47